Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2024
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments

	30 June	31 December
	2024	2023
	£m	£m
Contingent liabilities and commitments
Guarantees	3,197	2,810
Other contingent liabilities	1,367	1,380
Standby facilities, credit lines and other commitments	118,218	115,441
Total	122,782	119,631